Schedule of Investments (unaudited) July 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.5%
General Dynamics Corp.
2.83%, 05/11/20, (3 mo. LIBOR US + 0.290%)(a)	$6,565	$6,572,222
2.92%, 05/11/21, (3 mo. LIBOR US + 0.380%)(a)	15,405	15,460,766
Spirit AeroSystems Inc., 3.21%, 06/15/21 (Call 09/03/19), (3 mo. LIBOR US + 0.800%)(a)	12,030	11,940,617
United Technologies Corp., 3.17%, 08/16/21 (Call 08/16/19), (3 mo. LIBOR US + 0.650%)(a)	10,065	10,067,516

		44,041,121

Agriculture — 0.4%
BAT Capital Corp.
3.12%, 08/14/20, (3 mo. LIBOR US + 0.590%)(a)	10,054	10,071,997
3.40%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(a)	17,425	17,481,980
Philip Morris International Inc., 2.94%, 02/21/20, (3 mo. LIBOR US + 0.420%)(a)(b)	7,751	7,763,789

		35,317,766

Auto Manufacturers — 7.8%
American Honda Finance Corp.
2.55%, 07/20/20, (3 mo. LIBOR US + 0.270%)(a)(b)	10,100	10,115,554
2.67%, 06/16/20, (3 mo. LIBOR US + 0.260%)(a)	4,865	4,873,416
2.69%, 11/13/19, (3 mo. LIBOR US + 0.150%)(a)	2,535	2,535,431
2.71%, 06/11/21, (3 mo. LIBOR US + 0.350%)(a)	8,640	8,654,774
2.74%, 12/10/21, (3 mo. LIBOR US + 0.290%)(a)	18,455	18,438,390
2.75%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	8,126	8,126,406
2.77%, 01/08/21, (3 mo. LIBOR US + 0.470%)(a)	2,560	2,569,984
2.85%, 06/27/22, (3 mo. LIBOR US + 0.540%)(a)	12,000	12,037,320
2.87%, 02/14/20, (3 mo. LIBOR US + 0.340%)(a)(b)	14,456	14,477,829
2.92%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)	20,590	20,600,295
2.99%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)(b)	5,765	5,753,470
BMW U.S. Capital LLC
2.75%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(c)	16,407	16,431,939
2.83%, 04/14/22, (3 mo. LIBOR US + 0.530%)(a)(c)	6,750	6,760,193
2.90%, 08/14/20, (3 mo. LIBOR US + 0.37%)(a)(b)(c)	2,193	2,197,978
3.04%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	23,397	23,450,579
Daimler Finance North America LLC
2.89%, 10/30/19, (3 mo. LIBOR US + 0.620%)(a)(c)	3,947	3,950,986
2.93%, 01/06/20, (3 mo. LIBOR US + 0.630%)(a)(b)(c)	5,026	5,034,997
2.96%, 05/04/20, (3 mo. LIBOR US + 0.390%)(a)(b)(c)	6,935	6,941,311
2.97%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(c)	7,080	7,078,088
2.97%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(c)	36,040	36,040,721
3.10%, 05/05/20, (3 mo. LIBOR US + 0.530%)(a)(c)	14,540	14,565,009
3.12%, 05/04/21, (3 mo. LIBOR US + 0.550%)(a)(b)(c)	19,255	19,296,013
3.24%, 11/05/21, (3 mo. LIBOR US + 0.670%)(a)(c)	2,530	2,535,971
3.40%, 02/22/22, (3 mo. LIBOR US + 0.880%)(a)(c)	5,000	5,034,650
3.41%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(b)(c)	14,559	14,570,356
Ford Motor Credit Co. LLC
2.70%, 11/02/20, (3 mo. LIBOR US + 0.430%)(a)	4,600	4,549,998
3.10%, 04/05/21, (3 mo. LIBOR US + 0.810%)(a)	8,868	8,790,494
3.22%, 10/12/21, (3 mo. LIBOR US + 0.880%)(a)	7,320	7,232,233
3.23%, 06/12/20, (3 mo. LIBOR US + 0.790%)(a)(b)	16,550	16,556,455
3.31%, 01/09/20, (3 mo. LIBOR US + 1.000%)(a)(b)	13,945	13,963,547
3.37%, 08/12/19, (3 mo. LIBOR US + 0.830%)(a)	10,940	10,941,860
3.50%, 11/04/19, (3 mo. LIBOR US + 0.930%)(a)	10,960	10,969,206
3.60%, 03/28/22, (3 mo. LIBOR US + 1.270%)(a)	8,855	8,741,125
3.66%, 08/03/22, (3 mo. LIBOR US + 1.080%)(a)	17,137	16,796,316
3.75%, 02/15/23, (3 mo. LIBOR US + 1.235%)(a)	14,530	14,233,879

Security	Par (000)	Value

Auto Manufacturers (continued)
4.85%, 01/07/21, (3 mo. LIBOR US + 2.550%)(a)(b)	$5,020	$5,112,217
5.44%, 01/07/22, (3 mo. LIBOR US + 3.140%)(a)	5,020	5,204,033
General Motors Co.
3.35%, 09/10/21, (3 mo. LIBOR US + 0.900%)(a)	4,625	4,624,075
3.37%, 08/07/20, (3 mo. LIBOR US + 0.800%)(a)	12,736	12,758,797
General Motors Financial Co. Inc.
3.11%, 11/06/20, (3 mo. LIBOR US + 0.540%)(a)(b)	6,215	6,195,609
3.16%, 04/09/21, (3 mo. LIBOR US + 0.850%)(a)	18,015	18,031,033
3.23%, 04/13/20, (3 mo. LIBOR US + 0.930%)(a)	21,336	21,393,394
3.28%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)(b)	11,022	10,870,558
3.58%, 10/04/19, (3 mo. LIBOR US + 1.270%)(a)(b)	2,000	2,002,860
3.64%, 06/30/22, (3 mo. LIBOR US + 1.310%)(a)	13,444	13,446,017
3.67%, 11/06/21, (3 mo. LIBOR US + 1.100%)(a)	595	595,036
3.85%, 01/14/22, (3 mo. LIBOR US + 1.550%)(a)	15,474	15,608,469
Harley-Davidson Financial Services Inc.
3.02%, 05/21/20, (3 mo. LIBOR US + 0.500%)(a)(c)	7,495	7,498,148
3.46%, 03/02/21, (3 mo. LIBOR US + 0.940%)(a)(c)	12,725	12,716,474
Hyundai Capital America
3.24%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(c)	17,000	17,030,090
3.24%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(b)(d)	500	500,885
Nissan Motor Acceptance Corp.
2.69%, 07/13/20, (3 mo. LIBOR US + 0.390%)(a)(c)	10,285	10,289,423
2.72%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(c)	3,660	3,660,842
2.95%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(c)	6,815	6,791,761
2.97%, 09/13/19, (3 mo. LIBOR US + 0.520%)(a)(c)	7,605	7,609,639
3.02%, 09/21/21, (3 mo. LIBOR US + 0.630%)(a)(c)	10,635	10,646,273
3.02%, 09/28/22, (3 mo. LIBOR US + 0.690%)(a)(c)	11,958	11,924,876
3.19%, 01/13/22, (3 mo. LIBOR US + 0.890%)(a)(b)(c)	10,442	10,502,668
Toyota Motor Credit Corp.
2.44%, 01/10/20, (3 mo. LIBOR US + 0.100%)(a)	6,070	6,071,518
2.56%, 04/17/20, (3 mo. LIBOR US + 0.260%)(a)(b)	16,826	16,848,210
2.57%, 09/18/20, (3 mo. LIBOR US + 0.170%)(a)	17,680	17,692,199
2.58%, 04/13/21, (3 mo. LIBOR US + 0.280%)(a)(b)	21,008	21,033,630
2.67%, 11/14/19, (3 mo. LIBOR US + 0.140%)(a)(b)	4,035	4,035,404
2.73%, 01/11/23, (3 mo. LIBOR US + 0.390%)(a)	5,000	4,977,150
2.74%, 10/18/19, (3 mo. LIBOR US + 0.440%)(a)	6,965	6,971,477
2.81%, 03/12/20, (3 mo. LIBOR US + 0.370%)(a)(b)	14,636	14,665,418
2.84%, 01/08/21, (3 mo. LIBOR US + 0.540%)(a)	9,940	9,989,501
2.93%, 05/17/22, (3 mo. LIBOR US + 0.400%)(a)(b)	3,465	3,470,960
2.93%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	21,071	21,122,835
3.03%, 01/11/22, (3 mo. LIBOR US + 0.690%)(a)(b)	7,091	7,154,961
Volkswagen Group of America Finance LLC
3.31%, 11/13/20, (3 mo. LIBOR US + 0.770%)(a)(c)	830	834,084
3.48%, 11/12/21, (3 mo. LIBOR US + 0.940%)(a)(c)	22,990	23,156,677

		757,883,974

Banks — 52.4%
ABN AMRO Bank NV
2.71%, 01/19/21, (3 mo. LIBOR US + 0.410%)(a)(c)	20,785	20,827,401
3.09%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(c)	14,424	14,487,321
ANZ New Zealand Int’l Ltd./London, 3.28%, 01/25/22, (3 mo. LIBOR US + 1.000%)(a)(c)	1,010	1,021,181
ASB Bank Ltd., 3.40%, 06/14/23, (3 mo. LIBOR US + 0.970%)(a)(c)	11,100	11,178,810
Australia & New Zealand Banking Group Ltd.
2.88%, 11/09/20, (3 mo. LIBOR US + 0.320%)(a)(c)	10,295	10,313,737
2.99%, 05/17/21, (3 mo. LIBOR US + 0.460%)(a)(c)	16,245	16,297,959
3.02%, 08/19/20, (3 mo. LIBOR US + 0.500%)(a)(c)	6,420	6,445,359
3.14%, 11/09/22, (3 mo. LIBOR US + 0.580%)(a)(c)	4,250	4,267,808
3.23%, 05/19/22, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	11,530	11,624,892

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.39%, 11/23/21, (3 mo. LIBOR US + 0.870%)(a)(c)	$9,295	$9,407,284
3.51%, 06/01/21, (3 mo. LIBOR US + 0.990%)(a)(c)	11,035	11,176,027
Banco Santander SA
3.46%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)(b)	19,240	19,297,335
3.61%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)(b)	13,610	13,652,327
3.90%, 04/11/22, (3 mo. LIBOR US + 1.560%)(a)(b)	13,499	13,737,187
Bank of America Corp.
2.64%, 01/23/22 (Call 01/23/21), (3 mo. LIBOR US + 0.380%)(a)	17,245	17,226,030
2.94%, 07/21/21 (Call 07/21/20), (3 mo. LIBOR US + 0.660%)(a)(b)	20,329	20,397,915
2.97%, 10/01/21 (Call 10/01/20), (3 mo. LIBOR US + 0.650%)(a)	19,822	19,890,584
3.00%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(a)	24,399	24,487,812
3.27%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.790%)(a)	20,500	20,515,785
3.28%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(a)(b)	26,824	27,054,418
3.44%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)	23,547	23,811,668
3.46%, 10/21/22 (Call 10/21/21), (3 mo. LIBOR US + 1.180%)(a)	9,187	9,307,901
3.72%, 04/19/21, (3 mo. LIBOR US + 1.420%)(a)(b)	12,730	12,967,796
Bank of America N.A.
2.59%, 07/26/21 (Call 07/26/20), (3 mo. LIBOR US + 0.320%)(a)	15,000	15,003,900
2.77%, 08/28/20 (Call 08/28/19), (3 mo. LIBOR US + 0.250%)(a)	30,670	30,678,281
2.87%, 05/24/21 (Call 04/24/21), (3 mo. LIBOR US + 0.350%)(a)	12,250	12,258,085
Bank of Montreal
2.64%, 07/13/20, (3 mo. LIBOR US + 0.340%)(a)	8,005	8,024,532
2.68%, 01/22/21, (3 mo. LIBOR US + 0.400%)(a)(b)	990	992,485
2.70%, 09/11/19, (3 mo. LIBOR US + 0.250%)(a)(b)	6,487	6,489,854
2.85%, 06/15/20, (3 mo. LIBOR US + 0.440%)(a)(b)	24,673	24,753,187
2.90%, 03/26/22, (3 mo. LIBOR US + 0.570%)(a)	10,260	10,305,247
3.04%, 12/12/19, (3 mo. LIBOR US + 0.600%)(a)	6,230	6,243,395
3.08%, 09/11/22, (3 mo. LIBOR US + 0.630%)(a)	10,193	10,260,478
3.31%, 08/27/21, (3 mo. LIBOR US + 0.790%)(a)	12,859	12,999,677
Series D, 2.76%, 04/13/21, (3 mo. LIBOR US + 0.460%)(a)(b)	20,694	20,777,397
Bank of New York Mellon (The)
2.78%, 06/04/21 (Call 06/04/20), (3 mo. LIBOR US + 0.280%)(a)	14,750	14,760,473
2.80%, 12/04/20 (Call 12/04/19), (3 mo. LIBOR US + 0.300%)(a)	20,760	20,777,438
Bank of New York Mellon Corp. (The)
2.93%, 09/11/19, (3 mo. LIBOR US + 0.480%)(a)	8,740	8,744,720
3.32%, 10/30/23 (Call 10/30/22), (3 mo. LIBOR US + 1.050%)(a)(b)	9,910	10,083,128
3.40%, 08/17/20, (3 mo. LIBOR US + 0.870%)(a)	9,235	9,302,600
Bank of Nova Scotia (The)
2.59%, 01/08/21, (3 mo. LIBOR US + 0.290%)(a)	13,533	13,552,217
2.69%, 07/14/20, (3 mo. LIBOR US + 0.390%)(a)	2,384	2,390,723
2.70%, 01/25/21, (3 mo. LIBOR US + 0.420%)(a)	640	642,067
2.72%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)	7,845	7,865,397
3.04%, 09/19/22, (3 mo. LIBOR US + 0.620%)(a)(b)	12,431	12,511,802
3.10%, 12/05/19, (3 mo. LIBOR US + 0.620%)(a)(b)	7,017	7,031,666
3.11%, 03/07/22, (3 mo. LIBOR US + 0.640%)(a)(b)	15,624	15,731,024

Security	Par (000)	Value

Banks (continued)
Banque Federative du Credit Mutuel SA
2.77%, 07/20/20, (3 mo. LIBOR US + 0.490%)(a)(c)	$5,285	$5,297,895
3.01%, 07/20/22, (3 mo. LIBOR US + 0.730%)(a)(c)	6,695	6,722,182
3.24%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(c)	11,615	11,710,243
Barclays Bank PLC
2.80%, 01/11/21 (Call 12/11/20), (3 mo. LIBOR US + 0.460%)(a)	22,833	22,796,924
3.12%, 08/07/19, (3 mo. LIBOR US + 0.550%)(a)	5,200	5,200,416
3.22%, 08/07/20, (3 mo. LIBOR US + 0.650%)(a)	9,564	9,592,692
Barclays PLC
3.90%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(a)(b)	23,000	22,788,400
3.95%, 02/15/23 (Call 02/15/22), (3 mo. LIBOR US + 1.430%)(a)	15,640	15,654,389
3.96%, 01/10/23 (Call 01/10/22), (3 mo. LIBOR US + 1.625%)(a)	21,055	21,100,058
4.66%, 08/10/21, (3 mo. LIBOR US + 2.110%)(a)	16,611	16,998,369
BB&T Corp.
2.47%, 02/01/21 (Call 01/01/21), (3 mo. LIBOR US + 0.220%)(a)	13,917	13,892,506
2.97%, 04/01/22 (Call 03/01/22), (3 mo. LIBOR US + 0.650%)(a)	1,070	1,076,698
2.98%, 06/15/20, (3 mo. LIBOR US + 0.570%)(a)	12,081	12,112,411
BBVA USA, 3.18%, 06/11/21 (Call 05/11/21), (3 mo. LIBOR US + 0.730%)(a)	14,830	14,842,754
BNG Bank NV
2.40%, 07/14/20, (3 mo. LIBOR US + 0.100%)(a)(c)	45,725	45,756,550
2.52%, 03/11/22, (3 mo. LIBOR US + 0.070%)(a)(c)	8,180	8,181,881
BPCE SA
3.40%, 05/31/22, (3 mo. LIBOR US + 0.880%)(a)	1,290	1,301,300
3.68%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(c)	22,180	22,425,976
3.74%, 05/22/22, (3 mo. LIBOR US + 1.220%)(a)(b)(c)	16,427	16,641,372
Branch Banking & Trust Co.
2.74%, 06/01/20 (Call 05/01/20), (3 mo. LIBOR US + 0.220%)(a)	11,305	11,265,433
2.75%, 01/15/20 (Call 12/14/19), (3 mo. LIBOR US + 0.450%)(a)	14,637	14,655,882
Canadian Imperial Bank of Commerce
2.58%, 02/02/21, (3 mo. LIBOR US + 0.315%)(a)	13,575	13,594,277
2.60%, 10/05/20, (3 mo. LIBOR US + 0.310%)(a)	2,976	2,981,625
2.99%, 09/06/19, (3 mo. LIBOR US + 0.520%)(a)(b)	12,015	12,023,290
3.11%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)	2,360	2,366,419
3.13%, 06/16/22, (3 mo. LIBOR US + 0.720%)(a)	18,071	18,248,638
Capital One N.A.
3.21%, 09/13/19 (Call 08/13/19), (3 mo. LIBOR US + 0.765%)(a)	4,930	4,933,106
3.38%, 08/08/22 (Call 07/08/22), (3 mo. LIBOR US + 0.820%)(a)	7,860	7,876,899
3.42%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(a)	7,210	7,280,081
Citibank N.A.
2.57%, 05/01/20 (Call 04/01/20), (3 mo. LIBOR US + 0.320%)(a)(b)	34,232	34,269,655
2.58%, 10/20/20, (3 mo. LIBOR US + 0.300%)(a)	14,410	14,428,157
2.66%, 09/18/19, (3 mo. LIBOR US + 0.260%)(a)	9,640	9,644,338
2.83%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(a)	18,755	18,827,394
2.89%, 02/12/21 (Call 01/12/21), (3 mo. LIBOR US + 0.350%)(a)	25,675	25,696,824
2.94%, 06/12/20, (3 mo. LIBOR US + 0.500%)(a)	15,202	15,252,167

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.05%, 02/19/22 (Call 01/19/22), (3 mo. LIBOR US + 0.530%)(a)	$7,500	$7,507,200
3.12%, 05/20/22 (Call 04/20/22), (3 mo. LIBOR US + 0.600%)(a)	19,750	19,796,017
Citigroup Inc.
3.46%, 08/02/21, (3 mo. LIBOR US + 1.190%)(a)(b)	20,782	21,064,635
2.95%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(a)(b)	26,669	26,683,401
3.23%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(a)	13,115	13,182,018
3.24%, 04/25/22 (Call 03/25/22), (3 mo. LIBOR US + 0.960%)(a)	26,458	26,708,028
3.52%, 12/08/21 (Call 11/08/21), (3 mo. LIBOR US + 1.070%)(a)	29,584	29,941,375
3.54%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	17,500	17,625,650
3.58%, 10/26/20, (3 mo. LIBOR US + 1.310%)(a)	10,440	10,579,061
3.63%, 05/17/24 (Call 05/17/23), (3 mo. LIBOR US + 1.100%)(a)	12,500	12,616,500
3.71%, 03/30/21, (3 mo. LIBOR US + 1.380%)(a)(b)	24,907	25,319,211
3.95%, 09/01/23 (Call 09/01/22), (3 mo. LIBOR US + 1.430%)(a)(b)	22,810	23,234,038
Citizens Bank N.A./Providence RI
3.06%, 03/02/20 (Call 02/03/20), (3 mo. LIBOR US + 0.540%)(a)	5,115	5,121,036
3.25%, 02/14/22 (Call 01/14/22), (3 mo. LIBOR US + 0.720%)(a)	5,000	5,008,550
3.33%, 05/26/22, (3 mo. LIBOR US + 0.810%)(a)	6,090	6,109,427
Commonwealth Bank of Australia
2.80%, 09/18/20, (3 mo. LIBOR US + 0.400%)(a)(b)(c)	3,460	3,469,515
2.90%, 03/10/20, (3 mo. LIBOR US + 0.450%)(a)(c)	16,095	16,133,145
3.08%, 09/18/22, (3 mo. LIBOR US + 0.680%)(a)(c)	10,340	10,418,481
3.11%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	20,790	20,929,501
3.15%, 03/10/22, (3 mo. LIBOR US + 0.700%)(a)(c)	8,750	8,818,600
3.21%, 11/07/19, (3 mo. LIBOR US + 0.640%)(a)(c)	15,485	15,508,692
3.30%, 09/06/21, (3 mo. LIBOR US + 0.830%)(a)(c)	12,508	12,640,835
3.32%, 06/04/24, (3 mo. LIBOR US + 0.820%)(a)(c)	7,500	7,573,275
Cooperatieve Rabobank UA, 3.19%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(c)	2,750	2,755,170
Cooperatieve Rabobank UA/NY
2.70%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)(b)	11,540	11,576,813
2.82%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)(b)	4,330	4,315,798
3.07%, 08/09/19, (3 mo. LIBOR US + 0.510%)(a)	15,230	15,232,437
3.17%, 01/10/22, (3 mo. LIBOR US + 0.830%)(a)(b)	11,450	11,565,989
Credit Agricole SA/London
3.30%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(c)	9,815	9,869,571
3.42%, 06/10/20, (3 mo. LIBOR US + 0.970%)(a)(c)	5,495	5,534,564
3.50%, 07/01/21, (3 mo. LIBOR US + 1.180%)(a)(c)	2,815	2,853,734
3.77%, 01/10/22, (3 mo. LIBOR US + 1.430%)(a)(c)	12,580	12,799,395
Credit Suisse Group AG
3.63%, 12/14/23 (Call 12/14/22), (3 mo. LIBOR US + 1.200%)(a)(b)(c)	13,290	13,385,821
3.68%, 06/12/24 (Call 06/12/23), (3 mo. LIBOR US + 1.240%)(a)(c)	3,990	4,014,698
Credit Suisse Group Funding Guernsey Ltd., 4.59%, 04/16/21, (3 mo. LIBOR US + 2.290%)(a)	14,420	14,856,205
Danske Bank A/S
3.03%, 03/02/20, (3 mo. LIBOR US + 0.510%)(a)(c)	9,220	9,217,603
3.05%, 09/06/19, (3 mo. LIBOR US + 0.580%)(a)(c)	12,260	12,263,801
3.50%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(c)	5,230	5,110,861

Security	Par (000)	Value

Banks (continued)
DBS Group Holdings Ltd.
2.90%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	$2,520	$2,529,475
2.94%, 06/08/20, (3 mo. LIBOR US + 0.490%)(a)(c)	19,050	19,077,432
Deutsche Bank AG/New York NY
3.09%, 01/22/21, (3 mo. LIBOR US + 0.815%)(a)	14,855	14,677,631
3.27%, 07/13/20, (3 mo. LIBOR US + 0.970%)(a)	15,515	15,449,216
3.71%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)	9,683	9,394,931
3.75%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)	16,155	15,569,704
3.86%, 02/04/21, (3 mo. LIBOR US + 1.290%)(a)	9,670	9,612,464
Dexia Credit Local SA, 2.82%, 09/04/20, (3 mo. LIBOR US + 0.320%)(a)(c)	2,765	2,772,327
DNB Bank ASA, 2.69%, 10/02/20, (3 mo. LIBOR US + 0.370%)(a)(b)(c)	11,565	11,584,429
Federation des Caisses Desjardins du Quebec, 2.60%, 10/30/20, (3 mo. LIBOR US + 0.330%)(a)(c)	13,495	13,517,807
Fifth Third Bank/Cincinnati OH
2.52%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(a)	8,580	8,582,831
2.71%, 07/26/21 (Call 06/26/21), (3 mo. LIBOR US + 0.440%)(a)	11,070	11,087,601
Goldman Sachs Group Inc. (The)
3.04%, 12/27/20 (Call 12/27/19), (3 mo. LIBOR US + 0.730%)(a)(b)	18,103	18,135,223
3.04%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(a)	38,355	38,440,532
3.27%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)(b)	65,304	65,240,655
3.28%, 10/23/19, (3 mo. LIBOR US + 1.020%)(a)	13,054	13,075,409
3.28%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(a)	18,040	18,135,071
3.38%, 04/26/22 (Call 04/26/21), (3 mo. LIBOR US + 1.110%)(a)	54,498	54,961,778
3.42%, 04/23/20 (Call 03/23/20), (3 mo. LIBOR US + 1.160%)(a)	29,578	29,742,158
3.53%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.050%)(a)(b)	4,475	4,503,282
3.61%, 09/15/20 (Call 08/15/20), (3 mo. LIBOR US + 1.200%)(a)	22,349	22,555,505
3.64%, 04/23/21 (Call 03/23/21), (3 mo. LIBOR US + 1.360%)(a)	20,995	21,311,395
3.69%, 11/15/21 (Call 11/15/20), (3 mo. LIBOR US + 1.170%)(a)	29,840	30,074,542
4.12%, 11/29/23, (3 mo. LIBOR US + 1.600%)(a)(b)	34,725	35,765,361
4.29%, 02/25/21, (3 mo. LIBOR US + 1.770%)(a)	15,650	15,993,204
HSBC Holdings PLC
3.09%, 09/11/21 (Call 09/11/20), (3 mo. LIBOR US + 0.650%)(a)(b)	31,391	31,451,271
3.12%, 05/18/21 (Call 05/18/20), (3 mo. LIBOR US + 0.600%)(a)(b)	26,000	26,026,260
3.52%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 1.000%)(a)(b)	16,615	16,674,980
3.68%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(a)	12,500	12,587,125
3.79%, 01/05/22, (3 mo. LIBOR US + 1.500%)(a)(b)	23,040	23,537,894
4.18%, 05/25/21, (3 mo. LIBOR US + 1.660%)(a)(b)	31,451	32,127,196
4.69%, 03/08/21, (3 mo. LIBOR US + 2.240%)(a)(b)	25,462	26,181,301
HSBC USA Inc., 3.15%, 11/13/19, (3 mo. LIBOR US + 0.610%)(a)	3,590	3,590,108
Huntington National Bank (The), 2.96%, 03/10/20, (3 mo. LIBOR US + 0.510%)(a)	2,110	2,115,423

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Industrial & Commercial Bank of China Ltd./New York NY, 3.31%, 11/08/20, (3 mo. LIBOR US + 0.750%)(a)	$2,005	$2,006,764
Industrial Bank of Korea, 2.87%, 08/02/21, (3 mo. LIBOR US + 0.600%)(a)(d)	780	782,909
ING Bank NV, 3.01%, 10/01/19, (3 mo. LIBOR US + 0.690%)(a)(c)	15,690	15,707,102
ING Groep NV
3.32%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)	18,041	18,046,412
3.48%, 03/29/22, (3 mo. LIBOR US + 1.150%)(a)	21,706	21,978,193
JPMorgan Chase & Co.
2.99%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)(b)	14,900	14,864,687
3.00%, 03/09/21 (Call 03/09/20), (3 mo. LIBOR US + 0.550%)(a)(b)	39,614	39,679,759
3.01%, 06/18/22 (Call 05/18/22), (3 mo. LIBOR US + 0.610%)(a)	32,151	32,233,950
3.15%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	2,500	2,511,500
3.18%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(a)(b)	32,687	32,875,931
3.20%, 06/01/21 (Call 06/01/20), (3 mo. LIBOR US + 0.680%)(a)	28,143	28,225,178
3.21%, 01/23/20, (3 mo. LIBOR US + 0.955%)(a)(b)	29,515	29,641,619
3.30%, 01/15/23 (Call 01/15/22), (3 mo. LIBOR US + 1.000%)(a)(b)	26,570	26,810,458
3.46%, 10/29/20 (Call 09/29/20), (3 mo. LIBOR US + 1.205%)(a)(b)	18,170	18,366,963
3.51%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.230%)(a)(b)	35,235	35,819,549
3.57%, 06/07/21 (Call 05/07/21), (3 mo. LIBOR US + 1.100%)(a)	23,271	23,567,473
4.00%, 03/01/21 (Call 02/01/21), (3 mo. LIBOR US + 1.480%)(a)(b)	16,548	16,829,316
JPMorgan Chase Bank N.A.
2.54%, 02/01/21 (Call 02/01/20), (3 mo. LIBOR US + 0.290%)(a)	34,807	34,817,094
2.60%, 02/01/21 (Call 02/01/20)(e)	2,500	2,502,175
2.61%, 04/26/21 (Call 04/26/20), (3 mo. LIBOR US + 0.340%)(a)	25,950	25,967,646
2.75%, 09/01/20 (Call 09/01/19), (3 mo. LIBOR US + 0.230%)(a)	9,725	9,727,723
2.89%, 02/19/21 (Call 02/19/20), (3 mo. LIBOR US + 0.370%)(a)	150	150,125
KEB Hana Bank, 3.04%, 04/05/20, (3 mo. LIBOR US + 0.725%)(a)(d)	200	200,348
KeyBank NA/Cleveland OH, 2.91%, 02/01/22, (3 mo. LIBOR US + 0.660%)(a)	10,000	10,022,400
Korea Development Bank (The)
2.97%, 02/27/20, (3 mo. LIBOR US + 0.450%)(a)	6,120	6,124,100
3.03%, 07/06/22, (3 mo. LIBOR US + 0.725%)(a)(b)	8,155	8,203,848
3.09%, 09/19/20, (3 mo. LIBOR US + 0.675%)(a)	18,540	18,601,182
3.23%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)	13,405	13,486,636
Landwirtschaftliche Rentenbank
2.77%, 06/03/21, (3 mo. LIBOR US + 0.250%)(a)(c)	19,865	19,949,426
2.87%, 02/19/21, (3 mo. LIBOR US + 0.350%)(a)(c)	14,470	14,543,218
Lloyds Bank PLC, 3.06%, 05/07/21, (3 mo. LIBOR US + 0.490%)(a)	27,300	27,312,831
Lloyds Banking Group PLC, 3.19%, 06/21/21, (3 mo. LIBOR US + 0.800%)(a)(b)	3,720	3,723,199

Security	Par (000)	Value

Banks (continued)
M&T Bank Corp., 2.95%, 07/26/23 (Call 06/26/23), (3 mo. LIBOR US + 0.680%)(a)	$1,500	$1,503,495
Macquarie Bank Ltd., 3.38%, 07/29/20, (3 mo. LIBOR US + 1.120%)(a)(c)	8,750	8,828,138
Macquarie Group Ltd.
3.54%, 11/28/23 (Call 11/28/22), (3 mo. LIBOR US + 1.020%)(a)(c)	40	40,062
3.66%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(a)(b)(c)	7,000	7,081,830
Manufacturers & Traders Trust Co., 2.55%, 01/25/21, (3 mo. LIBOR US + 0.270%)(a)	11,970	11,951,925
Mitsubishi UFJ Financial Group Inc.
2.92%, 07/26/21, (3 mo. LIBOR US + 0.650%)(a)	10,951	10,972,354
3.07%, 07/25/22, (3 mo. LIBOR US + 0.790%)(a)	27,771	27,884,306
3.13%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)	29,033	29,151,164
3.17%, 03/07/22, (3 mo. LIBOR US + 0.700%)(a)(b)	12,375	12,391,211
3.26%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)(b)	23,580	23,592,733
3.44%, 02/22/22, (3 mo. LIBOR US + 0.920%)(a)	16,834	16,973,217
3.51%, 09/13/21, (3 mo. LIBOR US + 1.060%)(a)(b)	7,791	7,879,194
4.40%, 03/01/21, (3 mo. LIBOR US + 1.880%)(a)(b)	8,395	8,593,290
Mizuho Financial Group Inc.
3.16%, 07/16/23 (Call 07/16/22), (3 mo. LIBOR US + 0.840%)(a)	10,000	10,025,400
3.27%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)(b)	12,510	12,541,525
3.33%, 09/11/22, (3 mo. LIBOR US + 0.880%)(a)	26,240	26,396,128
3.46%, 02/28/22, (3 mo. LIBOR US + 0.940%)(a)(b)	38,268	38,576,823
3.59%, 09/13/21, (3 mo. LIBOR US + 1.140%)(a)	20,248	20,501,910
3.82%, 04/12/21, (3 mo. LIBOR US + 1.480%)(a)(c)	8,090	8,220,087
Morgan Stanley
3.10%, 02/10/21 (Call 02/10/20), (3 mo. LIBOR US + 0.550%)(a)(b)	49,791	49,841,787
3.21%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.930%)(a)	63,355	63,791,516
3.25%, 06/10/22 (Call 06/10/21), (SOFRRATE + 0.830%)(a)	10,000	10,012,200
3.39%, 06/16/20, (3 mo. LIBOR US + 0.980%)(a)	16,265	16,359,174
3.40%, 01/27/20, (3 mo. LIBOR US + 1.140%)(a)(b)	21,514	21,612,749
3.46%, 01/20/22 (Call 01/20/21), (3 mo. LIBOR US + 1.180%)(a)	68,880	69,567,422
3.68%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)	33,778	34,363,711
3.68%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(a)	42,085	42,858,101
3.78%, 05/08/24 (Call 05/08/23), (3 mo. LIBOR US + 1.220%)(a)(b)	21,000	21,283,290
MUFG Union Bank N.A., 3.07%, 03/07/22 (Call 02/07/22), (3 mo. LIBOR US + 0.600%)(a)	8,885	8,882,335
National Australia Bank Ltd.
2.69%, 01/12/21, (3 mo. LIBOR US + 0.350%)(a)(c)	14,265	14,295,242
2.94%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	8,385	8,408,897
2.97%, 09/20/21, (3 mo. LIBOR US + 0.580%)(a)(c)	1,280	1,287,014
2.98%, 11/04/21, (3 mo. LIBOR US + 0.710%)(a)(c)	14,820	14,941,672
3.03%, 05/22/20, (3 mo. LIBOR US + 0.510%)(a)(c)	32,597	32,718,587
3.23%, 01/10/22, (3 mo. LIBOR US + 0.890%)(a)(c)	15,265	15,448,791
3.24%, 05/22/22, (3 mo. LIBOR US + 0.720%)(a)(c)	10,460	10,552,885
3.34%, 07/12/21, (3 mo. LIBOR US + 1.000%)(a)(c)	10,055	10,190,340
National Bank of Canada
2.60%, 11/02/20 (Call 10/02/20), (3 mo. LIBOR US + 0.330%)(a)	3,500	3,507,000
2.90%, 01/17/20, (3 mo. LIBOR US + 0.600%)(a)	5,925	5,938,805

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 06/12/20 (Call 05/12/20), (3 mo. LIBOR US + 0.560%)(a)	$5,790	$5,810,902
NatWest Markets PLC, 3.72%, 09/29/22, (3 mo. LIBOR US + 1.400%)(a)(c)	8,675	8,733,209
Nederlandse Waterschapsbank NV
2.55%, 02/24/20, (3 mo. LIBOR US + 0.030%)(a)(b)(c)	10,540	10,542,108
2.58%, 08/09/19, (3 mo. LIBOR US + 0.020%)(a)(b)(c)	34,075	34,077,726
Nordea Bank Abp
2.99%, 05/29/20, (3 mo. LIBOR US + 0.470%)(a)(c)	12,095	12,132,978
3.51%, 05/27/21, (3 mo. LIBOR US + 0.990%)(a)(c)	4,450	4,506,916
Oesterreichische Kontrollbank AG, 2.73%, 11/04/19, (3 mo. LIBOR US + 0.160%)(a)	19,760	19,767,509
PNC Bank N.A.
2.53%, 01/22/21, (3 mo. LIBOR US + 0.250%)(a)	14,600	14,610,804
2.76%, 07/27/22, (3 mo. LIBOR US + 0.500%)(a)	23,100	23,150,127
2.79%, 03/12/21 (Call 03/12/20), (3 mo. LIBOR US + 0.350%)(a)	5,460	5,465,897
2.88%, 05/19/20, (3 mo. LIBOR US + 0.360%)(a)	9,395	9,413,978
Regions Bank/Birmingham AL
2.70%, 04/01/21 (Call 03/01/21), (3 mo. LIBOR US + 0.380%)(a)	13,135	13,113,853
3.04%, 08/13/21 (Call 08/13/20), (3 mo. LIBOR US + 0.500%)(a)	8,340	8,338,582
Royal Bank of Canada
2.51%, 10/26/20, (3 mo. LIBOR US + 0.240%)(a)(b)	18,524	18,552,527
2.58%, 07/22/20, (3 mo. LIBOR US + 0.300%)(a)	3,342	3,348,216
2.66%, 04/30/21, (3 mo. LIBOR US + 0.390%)(a)	28,328	28,408,168
2.68%, 01/25/21, (3 mo. LIBOR US + 0.400%)(a)	250	250,610
2.73%, 04/29/22, (3 mo. LIBOR US + 0.470%)(a)(b)	3,950	3,957,821
2.76%, 08/29/19, (3 mo. LIBOR US + 0.240%)(a)	9,060	9,062,809
2.90%, 03/02/20, (3 mo. LIBOR US + 0.380%)(a)	16,957	16,992,610
2.95%, 10/05/23, (3 mo. LIBOR US + 0.660%)(a)	9,887	9,910,531
2.98%, 02/01/22, (3 mo. LIBOR US + 0.730%)(a)(b)	20,457	20,645,000
2.99%, 03/06/20, (3 mo. LIBOR US + 0.520%)(a)	19,599	19,656,425
Royal Bank of Scotland Group PLC
3.90%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	8,700	8,705,481
3.99%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(a)	31,546	31,575,653
Santander UK PLC
2.88%, 11/03/20, (3 mo. LIBOR US + 0.300%)(a)(b)	752	751,804
3.14%, 06/01/21, (3 mo. LIBOR US + 0.620%)(a)(b)	4,610	4,618,298
3.18%, 11/15/21, (3 mo. LIBOR US + 0.660%)(a)(b)	15,380	15,419,373
Skandinaviska Enskilda Banken AB
2.96%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(c)	17,810	17,868,595
3.02%, 09/13/19, (3 mo. LIBOR US + 0.570%)(a)(c)	14,870	14,881,747
Societe Generale SA, 3.63%, 04/08/21, (3 mo. LIBOR US + 1.330%)(a)(c)	830	842,807
Standard Chartered PLC
3.43%, 01/20/23 (Call 01/04/22), (3 mo. LIBOR US + 1.150%)(a)(c)	5,285	5,280,983
3.65%, 08/19/19, (3 mo. LIBOR US + 1.130%)(a)(b)(c)	17,330	17,340,051
State Street Corp., 3.42%, 08/18/20, (3 mo. LIBOR US + 0.900%)(a)	11,158	11,251,839
Sumitomo Mitsui Banking Corp.
2.61%, 10/18/19, (3 mo. LIBOR US + 0.310%)(a)	16,708	16,716,354
2.65%, 01/17/20, (3 mo. LIBOR US + 0.350%)(a)	34,490	34,527,939
2.69%, 10/16/20, (3 mo. LIBOR US + 0.370%)(a)	1,770	1,772,761

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
3.04%, 10/18/22, (3 mo. LIBOR US + 0.740%)(a)	$19,174	$19,215,416
3.04%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)	17,565	17,585,375
3.12%, 07/12/22, (3 mo. LIBOR US + 0.780%)(a)	14,230	14,287,489
3.12%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)	7,140	7,155,922
3.16%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)(b)	6,690	6,722,513
3.43%, 07/14/21, (3 mo. LIBOR US + 1.110%)(a)	14,794	14,968,273
3.44%, 10/19/21, (3 mo. LIBOR US + 1.140%)(a)(b)	16,290	16,510,567
4.13%, 03/09/21, (3 mo. LIBOR US + 1.680%)(a)(b)	17,320	17,679,563
Sumitomo Mitsui Trust Bank Ltd.
2.86%, 09/19/19, (3 mo. LIBOR US + 0.440%)(a)(c)	2,805	2,806,964
3.21%, 10/18/19, (3 mo. LIBOR US + 0.910%)(a)(c)	760	761,011
SunTrust Bank/Atlanta GA
2.77%, 10/26/21 (Call 10/26/20), (3 mo. LIBOR US + 0.500%)(a)	6,600	6,604,950
2.79%, 01/31/20 (Call 12/31/19), (3 mo. LIBOR US + 0.530%)(a)	14,395	14,383,772
2.86%, 08/02/22 (Call 08/02/21), (3 mo. LIBOR US + 0.590%)(a)	4,849	4,853,073
Svenska Handelsbanken AB
2.81%, 09/08/20, (3 mo. LIBOR US + 0.360%)(a)(b)	18,654	18,702,127
2.96%, 09/06/19, (3 mo. LIBOR US + 0.490%)(a)	12,960	12,968,165
2.99%, 05/24/21, (3 mo. LIBOR US + 0.470%)(a)	25,655	25,773,270
Swedbank AB, 3.13%, 03/14/22, (3 mo. LIBOR US + 0.700%)(a)(c)	10,555	10,503,492
Synchrony Bank, 2.95%, 03/30/20, (3 mo. LIBOR US + 0.625%)(a)	14,838	14,840,522
Toronto-Dominion Bank (The)
2.43%, 10/24/19, (3 mo. LIBOR US + 0.150%)(a)(b)	10,551	10,553,110
2.52%, 01/25/21, (3 mo. LIBOR US + 0.240%)(a)	12,918	12,928,980
2.67%, 09/17/20, (3 mo. LIBOR US + 0.260%)(a)(b)	20,880	20,918,628
2.73%, 06/11/20, (3 mo. LIBOR US + 0.280%)(a)	2,381	2,385,214
2.88%, 06/11/21, (3 mo. LIBOR US + 0.430%)(a)	10,530	10,573,594
2.94%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)(b)	14,415	14,491,111
3.30%, 04/07/21, (3 mo. LIBOR US + 1.000%)(a)(b)	10,793	10,938,813
3.36%, 12/14/20, (3 mo. LIBOR US + 0.930%)(a)	2,440	2,466,084
U.S. Bank N.A./Cincinnati OH
2.40%, 10/23/20 (Call 09/23/20), (3 mo. LIBOR US + 0.140%)(a)	6,643	6,640,011
2.43%, 01/17/20 (Call 12/17/19), (3 mo. LIBOR US + 0.125%)(a)	1,000	1,000,100
2.53%, 07/24/20 (Call 06/24/20), (3 mo. LIBOR US + 0.250%)(a)	16,825	16,845,526
2.59%, 04/26/21 (Call 03/26/21), (3 mo. LIBOR US + 0.320%)(a)(b)	29,630	29,671,778
2.60%, 01/24/20 (Call 12/24/19), (3 mo. LIBOR US + 0.320%)(a)	20,015	20,032,013
2.74%, 10/28/19 (Call 09/28/19), (3 mo. LIBOR US + 0.480%)(a)(b)	17,890	17,902,165
2.81%, 05/21/21 (Call 05/21/20), (3 mo. LIBOR US + 0.290%)(a)	16,880	16,889,453
2.88%, 02/04/21 (Call 01/04/21), (3 mo. LIBOR US + 0.310%)(a)	2,500	2,504,400
2.90%, 11/16/21 (Call 10/15/21), (3 mo. LIBOR US + 0.380%)(a)	5,945	5,957,841
UBS AG/London
3.00%, 12/01/20 (Call 11/01/20), (3 mo. LIBOR US + 0.480%)(a)(c)	22,329	22,398,666
3.03%, 06/08/20 (Call 05/08/20), (3 mo. LIBOR US + 0.580%)(a)(c)	22,600	22,682,490

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UBS AG/Stamford CT, 3.17%, 08/14/19, (3 mo. LIBOR US + 0.640%)(a)(b)	$10,355	$10,358,107
UBS Group Funding Switzerland AG
3.47%, 08/15/23 (Call 08/15/22), (3 mo. LIBOR US + 0.950%)(a)(c)	33,845	33,966,504
3.74%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)(c)	20,810	21,017,684
3.78%, 09/24/20, (3 mo. LIBOR US + 1.440%)(a)(c)	2,790	2,831,208
3.78%, 02/01/22, (3 mo. LIBOR US + 1.530%)(a)(b)(c)	22,440	23,005,488
4.08%, 04/14/21, (3 mo. LIBOR US + 1.780%)(a)(b)(c)	26,820	27,440,078
UniCredit SpA, 6.20%, 01/14/22, (3 mo. LIBOR US + 3.900%)(a)(c)	11,665	12,229,586
United Overseas Bank Ltd., 2.74%, 04/23/21, (3 mo. LIBOR US + 0.480%)(a)(c)	480	480,754
Wells Fargo & Co.
3.16%, 07/22/20, (3 mo. LIBOR US + 0.880%)(a)(b)	22,938	23,090,996
3.29%, 07/26/21, (3 mo. LIBOR US + 1.025%)(a)	45,941	46,501,480
3.39%, 01/24/23 (Call 01/24/22), (3 mo. LIBOR US + 1.110%)(a)	15,525	15,733,346
3.47%, 02/11/22 (Call 02/11/21), (3 mo. LIBOR US + 0.930%)(a)(b)	51,751	52,063,576
3.48%, 12/07/20, (3 mo. LIBOR US + 1.010%)(a)(b)	11,983	12,108,103
3.49%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(a)(b)	22,607	23,016,187
3.84%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)	42,603	43,280,388
Series N, 2.95%, 01/30/20, (3 mo. LIBOR US + 0.680%)(a)	22,950	23,012,883
Wells Fargo Bank N.A.
2.53%, 01/15/20, (3 mo. LIBOR US + 0.230%)(a)	14,180	14,190,777
2.61%, 01/15/21, (3 mo. LIBOR US + 0.310%)(a)	19,105	19,128,308
2.76%, 07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(a)	32,535	32,588,683
2.79%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.500%)(a)	12,165	12,192,250
2.90%, 05/21/21 (Call 05/21/20), (3 mo. LIBOR US + 0.380%)(a)	8,000	8,005,840
Westpac Banking Corp.
2.62%, 01/25/21, (3 mo. LIBOR US + 0.340%)(a)	13,893	13,918,285
2.80%, 05/15/20, (3 mo. LIBOR US + 0.280%)(a)(b)	6,108	6,118,445
2.90%, 03/06/20, (3 mo. LIBOR US + 0.430%)(a)(b)	2,520	2,525,897
2.91%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(b)	13,677	13,717,621
3.04%, 06/28/22, (3 mo. LIBOR US + 0.710%)(a)	12,970	13,080,894
3.08%, 08/19/19, (3 mo. LIBOR US + 0.560%)(a)	13,950	13,955,441
3.19%, 01/11/22, (3 mo. LIBOR US + 0.850%)(a)	3,931	3,976,167
3.24%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	22,710	22,874,875
3.29%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)	7,425	7,480,836
3.37%, 08/19/21, (3 mo. LIBOR US + 0.850%)(a)	8,869	8,966,736

		5,079,642,562

Beverages — 0.3%
Constellation Brands Inc., 3.22%, 11/15/21 (Call 10/30/19), (3 mo. LIBOR US + 0.700%)(a)	9,643	9,643,964
Diageo Capital PLC, 2.76%, 05/18/20, (3 mo. LIBOR US + 0.240%)(a)	11,005	11,012,924
PepsiCo Inc., 2.63%, 05/02/22, (3 mo. LIBOR US + 0.365%)(a)(b)	3,817	3,828,489

		24,485,377

Biotechnology — 0.2%
Amgen Inc., 2.99%, 05/11/20, (3 mo. LIBOR US + 0.450%)(a)	13,102	13,129,907

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences Inc., 2.64%, 09/20/19, (3 mo. LIBOR US + 0.250%)(a)	$8,745	$8,747,536

		21,877,443

Building Materials — 0.3%
Martin Marietta Materials Inc.
2.89%, 12/20/19, (3 mo. LIBOR US + 0.500%)(a)	7,780	7,769,264
3.17%, 05/22/20, (3 mo. LIBOR US + 0.650%)(a)	2,792	2,787,840
Vulcan Materials Co., 3.17%, 03/01/21, (3 mo. LIBOR US + 0.650%)(a)	14,529	14,543,674

		25,100,778

Chemicals — 0.2%
DuPont de Nemours Inc.
3.23%, 11/15/20, (3 mo. LIBOR US + 0.710%)(a)	5,985	6,021,509
3.63%, 11/15/23, (3 mo. LIBOR US + 1.110%)(a)	9,705	9,798,750

		15,820,259

Commercial Services — 0.0%
Equifax Inc., 3.39%, 08/15/21, (3 mo. LIBOR US + 0.870%)(a)(b)	3,695	3,682,954
Korea Expressway Corp., 2.98%, 04/20/20, (3 mo. LIBOR US + 0.700%)(a)(d)	700	701,526

		4,384,480

Computers — 2.0%
Apple Inc.
2.61%, 05/11/20, (3 mo. LIBOR US + 0.070%)(a)(b)	12,081	12,082,450
2.71%, 08/02/19, (3 mo. LIBOR US + 0.140%)(a)	2,175	2,175,000
2.77%, 02/07/20, (3 mo. LIBOR US + 0.200%)(a)	150	150,129
2.81%, 02/07/20, (3 mo. LIBOR US + 0.250%)(a)	13,405	13,420,014
2.84%, 05/06/20, (3 mo. LIBOR US + 0.300%)(a)(b)	7,534	7,548,013
2.89%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	23,005	23,109,443
3.06%, 02/09/22, (3 mo. LIBOR US + 0.500%)(a)(b)	21,746	21,933,886
3.65%, 02/23/21, (3 mo. LIBOR US + 1.130%)(a)(b)	12,980	13,186,252
DXC Technology Co., 3.47%, 03/01/21 (Call 08/12/19), (3 mo. LIBOR US + 0.950%)(a)(b)	6,573	6,573,066
Hewlett Packard Enterprise Co., 3.01%, 10/05/21 (Call 09/20/19), (3 mo. LIBOR US + 0.720%)(a)	10,702	10,704,997
IBM Credit LLC
2.54%, 01/20/21, (3 mo. LIBOR US + 0.260%)(a)(b)	20,908	20,932,253
2.62%, 09/06/19, (3 mo. LIBOR US + 0.150%)(a)	7,095	7,097,270
2.73%, 02/05/21, (3 mo. LIBOR US + 0.160%)(a)	27,395	27,371,714
2.99%, 11/30/20, (3 mo. LIBOR US + 0.470%)(a)	10,405	10,453,695
International Business Machines Corp.
2.49%, 01/27/20, (3 mo. LIBOR US + 0.230%)(a)(b)	14,230	14,239,107
3.15%, 11/06/21, (3 mo. LIBOR US + 0.580%)(a)(b)	6,000	6,039,960

		197,017,249

Cosmetics & Personal Care — 0.0%
Procter & Gamble Co. (The), 2.52%, 11/01/19, (3 mo. LIBOR US + 0.270%)(a)(b)	3,768	3,765,928

Diversified Financial Services — 2.4%
American Express Co.
2.60%, 10/30/20 (Call 09/29/20), (3 mo. LIBOR US + 0.330%)(a)	14,034	14,047,613
2.86%, 08/01/22 (Call 07/01/22), (3 mo. LIBOR US + 0.610%)(a)(b)	11,620	11,639,406
3.05%, 05/17/21 (Call 04/17/21), (3 mo. LIBOR US + 0.525%)(a)	21,100	21,172,162
3.14%, 05/20/22 (Call 04/19/22), (3 mo. LIBOR US + 0.620%)(a)	13,350	13,391,652

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.17%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(a)(b)	$1,053	$1,060,097
3.17%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(a)	17,510	17,542,219
3.33%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(a)	12,559	12,618,781
American Express Credit Corp.
2.84%, 10/30/19 (Call 09/30/19), (3 mo. LIBOR US + 0.570%)(a)(b)	2,500	2,501,475
2.95%, 03/03/20 (Call 02/03/20), (3 mo. LIBOR US + 0.430%)(a)	5,088	5,092,935
3.01%, 08/15/19, (3 mo. LIBOR US + 0.490%)(a)	12,590	12,592,770
3.22%, 03/03/22 (Call 02/03/22), (3 mo. LIBOR US + 0.700%)(a)	8,541	8,586,694
3.25%, 05/26/20 (Call 04/25/20), (3 mo. LIBOR US + 0.730%)(a)	8,907	8,946,458
Series F, 3.48%, 09/14/20 (Call 09/14/20), (3 mo. LIBOR US + 1.050%)(a)	11,799	11,906,017
BOC Aviation Ltd.
3.32%, 05/02/21, (3 mo. LIBOR US + 1.050%)(a)(d)	6,245	6,276,537
3.46%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(a)(d)	12,800	12,850,560
Capital One Financial Corp.
2.72%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.450%)(a)	9,520	9,531,805
2.99%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(a)	10,960	10,870,347
3.30%, 05/12/20 (Call 04/12/20), (3 mo. LIBOR US + 0.760%)(a)	5,685	5,703,419
3.40%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(a)	6,633	6,678,436
Charles Schwab Corp. (The), 2.84%, 05/21/21 (Call 04/21/21), (3 mo. LIBOR US + 0.320%)(a)(b)	20,304	20,331,207
CPPIB Capital Inc., 2.32%, 12/27/19, (3 mo. LIBOR US + 0.010%)(a)(c)	970	969,981
TD Ameritrade Holding Corp., 2.68%, 11/01/21 (Call 10/01/21), (3 mo. LIBOR US + 0.430%)(a)	16,295	16,314,554

		230,625,125

Electric — 1.1%
Consolidated Edison Co. of New York Inc., Series C, 2.75%, 06/25/21, (3 mo. LIBOR US + 0.400%)(a)	20,162	20,228,534
Dominion Energy Inc., 2.92%, 12/01/20, (3 mo. LIBOR US + 0.400%)(a)(c)	1,000	1,000,540
Duke Energy Corp., 3.03%, 05/14/21, (3 mo. LIBOR US + 0.500%)(a)(c)	40	40,113
Duke Energy Progress LLC, 2.63%, 09/08/20, (3 mo. LIBOR US + 0.180%)(a)	12,376	12,376,124
Florida Power & Light Co., 2.97%, 05/06/22 (Call 11/06/19), (3 mo. LIBOR US + 0.400%)(a)	11,385	11,386,708
Mississippi Power Co., 2.96%, 03/27/20 (Call 09/03/19), (3 mo. LIBOR US + 0.650%)(a)(b)	1,090	1,088,038
National Rural Utilities Cooperative Finance Corp., 2.69%, 06/30/21, (3 mo. LIBOR US + 0.375%)(a)	2,755	2,760,620
NextEra Energy Capital Holdings Inc.
2.92%, 08/21/20 (Call 08/28/19), (3 mo. LIBOR US + 0.400%)(a)	60	59,926
3.07%, 08/28/21 (Call 08/28/19), (3 mo. LIBOR US + 0.550%)(a)	1,000	998,390
3.24%, 02/25/22, (3 mo. LIBOR US + 0.720%)(a)	2,500	2,515,625

Security	Par (000)	Value

Electric (continued)
Sempra Energy
2.80%, 01/15/21 (Call 09/03/19), (3 mo. LIBOR US + 0.500%)(a)	$10,798	$10,775,972
2.86%, 03/15/21, (3 mo. LIBOR US + 0.450%)(a)	10,148	10,117,860
Southern Co. (The), 3.02%, 09/30/20 (Call 09/30/19), (3 mo. LIBOR US + 0.700%)(a)(c)	6,120	6,122,326
Southern Power Co., 2.94%, 12/20/20 (Call 09/03/19), (3 mo. LIBOR US + 0.550%)(a)(c)	24,820	24,816,029

		104,286,805

Electronics — 0.1%
Honeywell International Inc., 2.31%, 10/30/19, (3 mo. LIBOR US + 0.040%)(a)(b)	7,945	7,944,603
Tyco Electronics Group SA, 2.93%, 06/05/20, (3 mo. LIBOR US + 0.450%)(a)	1,030	1,031,071

		8,975,674

Food — 1.3%
Campbell Soup Co.
2.91%, 03/16/20, (3 mo. LIBOR US + 0.500%)(a)	7,004	6,996,786
3.04%, 03/15/21, (3 mo. LIBOR US + 0.630%)(a)	12,255	12,242,500
Conagra Brands Inc.
2.81%, 10/09/20, (3 mo. LIBOR US + 0.500%)(a)	13,100	13,077,468
3.03%, 10/22/20 (Call 10/22/19), (3 mo. LIBOR US + 0.750%)(a)	370	370,699
General Mills Inc.
2.86%, 04/16/21, (3 mo. LIBOR US + 0.540%)(a)(b)	19,770	19,809,540
3.31%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)	11,381	11,466,016
Kraft Heinz Foods Co.
2.98%, 08/09/19, (3 mo. LIBOR US + 0.420%)(a)	10,464	10,464,837
3.12%, 02/10/21, (3 mo. LIBOR US + 0.570%)(a)	9,041	9,030,151
3.37%, 08/10/22, (3 mo. LIBOR US + 0.820%)(a)	13,740	13,693,147
Mondelez International Holdings Netherlands BV, 2.87%, 10/28/19, (3 mo. LIBOR US + 0.610%)(a)(c)	12,910	12,920,457
Tyson Foods Inc.
2.97%, 08/21/20, (3 mo. LIBOR US + 0.450%)(a)	9,890	9,885,154
3.07%, 06/02/20, (3 mo. LIBOR US + 0.550%)(a)	8,735	8,746,268

		128,703,023

Gas — 0.0%
Dominion Energy Gas Holdings LLC, Series A, 3.01%, 06/15/21, (3 mo. LIBOR US + 0.600%)(a)	260	261,310
WGL Holdings Inc., 2.92%, 11/29/19, (3 mo. LIBOR US + 0.400%)(a)	3,270	3,266,240

		3,527,550

Health Care – Products — 0.5%
Becton Dickinson and Co.
3.19%, 12/29/20 (Call 09/03/19), (3 mo. LIBOR US + 0.875%)(a)	13,354	13,355,602
3.50%, 06/06/22, (3 mo. LIBOR US + 1.030%)(a)(b)	18,150	18,292,659
Medtronic Inc., 3.21%, 03/15/20, (3 mo. LIBOR US + 0.800%)(a)	9,586	9,627,891
Zimmer Biomet Holdings Inc., 3.17%, 03/19/21 (Call 08/16/19), (3 mo. LIBOR US + 0.750%)(a)(b)	6,775	6,773,916

		48,050,068

Health Care – Services — 0.3%
Roche Holdings Inc., 2.67%, 09/30/19, (3 mo. LIBOR US + 0.340%)(a)(c)	6,480	6,483,694

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
UnitedHealth Group Inc.
2.37%, 10/15/20, (3 mo. LIBOR US + 0.070%)(a)	$12,040	$12,008,455
2.67%, 06/15/21, (3 mo. LIBOR US + 0.260%)(a)	9,355	9,347,048

		27,839,197

Household Products & Wares — 0.1%
Reckitt Benckiser Treasury Services PLC, 2.90%, 06/24/22, (3 mo. LIBOR US + 0.560%)(a)(c)	8,395	8,366,121

Insurance — 2.3%
AIA Group Ltd., 2.91%, 09/20/21 (Call 08/20/21), (3 mo. LIBOR US + 0.520%)(a)(c)	10,740	10,742,041
Assurant Inc., 3.58%, 03/26/21 (Call 08/16/19), (3 mo. LIBOR US + 1.250%)(a)(b)	5,243	5,219,564
Athene Global Funding
3.42%, 04/20/20, (3 mo. LIBOR US + 1.140%)(a)(c)	5,525	5,551,188
3.56%, 07/01/22, (3 mo. LIBOR US + 1.230%)(a)(c)	10,751	10,873,454
Berkshire Hathaway Finance Corp., 2.66%, 01/10/20, (3 mo. LIBOR US + 0.320%)(a)	8,999	9,002,780
Jackson National Life Global Funding
2.56%, 04/27/20, (3 mo. LIBOR US + 0.300%)(a)(c)	5,915	5,923,636
2.60%, 10/15/20, (3 mo. LIBOR US + 0.300%)(a)(c)	7,455	7,455,969
2.93%, 06/11/21, (3 mo. LIBOR US + 0.480%)(a)(c)	4,250	4,262,750
3.04%, 06/27/22, (3 mo. LIBOR US + 0.730%)(a)(c)	22,165	22,364,042
Marsh & McLennan Companies Inc., 3.52%, 12/29/21 (Call 12/29/19), (3 mo. LIBOR US + 1.200%)(a)	5,745	5,742,644
Metropolitan Life Global Funding I
2.53%, 01/08/21, (3 mo. LIBOR US + 0.230%)(a)(c)	9,595	9,597,974
2.64%, 09/19/19, (3 mo. LIBOR US + 0.220%)(a)(c)	13,290	13,296,512
2.84%, 06/12/20, (3 mo. LIBOR US + 0.400%)(a)(b)(c)	15,000	15,042,750
2.96%, 09/07/20, (3 mo. LIBOR US + 0.570%)(a)(c)	11,700	11,732,526
New York Life Global Funding
2.38%, 01/21/20, (3 mo. LIBOR US + 0.100%)(a)(c)	11,760	11,760,470
2.48%, 10/01/20, (3 mo. LIBOR US + 0.160%)(a)(c)	12,145	12,150,344
2.54%, 01/28/21, (3 mo. LIBOR US + 0.280%)(a)(c)	4,950	4,956,039
2.58%, 04/09/20, (3 mo. LIBOR US + 0.270%)(a)(c)	13,540	13,556,519
2.67%, 10/24/19, (3 mo. LIBOR US + 0.390%)(a)(b)(c)	2,720	2,721,904
2.78%, 07/12/22, (3 mo. LIBOR US + 0.440%)(a)(c)	10,000	10,002,900
2.89%, 08/06/21, (3 mo. LIBOR US + 0.320%)(a)(c)	8,630	8,647,001
2.97%, 06/10/22, (3 mo. LIBOR US + 0.520%)(a)(c)	12,270	12,310,614
Principal Life Global Funding II, 2.63%, 06/26/20, (3 mo. LIBOR US + 0.300%)(a)(c)	5,245	5,247,255
Protective Life Global Funding
2.67%, 07/13/20, (3 mo. LIBOR US + 0.370%)(a)(c)	1,510	1,513,367
2.85%, 06/28/21, (3 mo. LIBOR US + 0.520%)(a)(c)	340	341,374

		220,015,617

Internet — 0.4%
eBay Inc.
3.06%, 08/01/19, (3 mo. LIBOR US + 0.480%)(a)	11,610	11,610,000
3.14%, 01/30/23, (3 mo. LIBOR US + 0.870%)(a)(b)	14,189	14,245,614
Tencent Holdings Ltd.
2.91%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(d)	8,160	8,108,592
3.25%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(d)	2,500	2,505,400

		36,469,606

Lodging — 0.0%
Marriott International Inc./MD
3.10%, 03/08/21, (3 mo. LIBOR US + 0.650%)(a)	500	502,125
Series Y, 3.12%, 12/01/20, (3 mo. LIBOR US + 0.600%)(a)	420	421,365

		923,490

Security	Par (000)	Value

Machinery — 1.9%
Caterpillar Financial Services Corp.
2.64%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)	$17,591	$17,602,962
2.65%, 11/29/19, (3 mo. LIBOR US + 0.130%)(a)	16,451	16,457,745
2.70%, 05/15/20, (3 mo. LIBOR US + 0.180%)(a)	21,352	21,373,993
2.75%, 09/07/21, (3 mo. LIBOR US + 0.280%)(a)(b)	4,325	4,326,600
2.77%, 08/26/20, (3 mo. LIBOR US + 0.250%)(a)	1,000	1,001,620
2.79%, 09/04/20, (3 mo. LIBOR US + 0.290%)(a)	13,420	13,434,225
2.82%, 12/07/20, (3 mo. LIBOR US + 0.350%)(a)	3,255	3,263,040
2.85%, 01/10/20, (3 mo. LIBOR US + 0.510%)(a)(b)	18,873	18,910,935
Series I, 2.92%, 05/17/21, (3 mo. LIBOR US + 0.390%)(a)	7,425	7,446,829
John Deere Capital Corp.
2.46%, 01/08/21, (3 mo. LIBOR US + 0.160%)(a)	4,100	4,098,770
2.48%, 01/07/20, (3 mo. LIBOR US + 0.180%)(a)	6,355	6,358,432
2.48%, 10/09/20, (3 mo. LIBOR US + 0.170%)(a)	6,005	6,005,961
2.63%, 06/22/20, (3 mo. LIBOR US + 0.290%)(a)	6,315	6,327,377
2.68%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)	11,655	11,659,778
2.71%, 09/10/21, (3 mo. LIBOR US + 0.260%)(a)	1,305	1,304,243
2.75%, 03/13/20, (3 mo. LIBOR US + 0.300%)(a)	6,402	6,411,859
2.76%, 07/10/20, (3 mo. LIBOR US + 0.420%)(a)(b)	2,475	2,482,351
2.87%, 06/07/21, (3 mo. LIBOR US + 0.400%)(a)	3,355	3,364,159
2.93%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)	19,075	19,114,867
3.02%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)	11,980	12,025,883
Wabtec Corp., 3.71%, 09/15/21 (Call 09/15/19), (3 mo. LIBOR US + 1.050%)(a)	4,295	4,287,484

		187,259,113

Manufacturing — 0.7%
3M Co., 2.83%, 02/14/24 (Call 01/14/24), (3 mo. LIBOR US + 0.300%)(a)(b)	2,469	2,462,062
General Electric Co.
2.93%, 01/09/20 (Call 12/09/19), (3 mo. LIBOR US + 0.620%)(a)	6,671	6,674,936
3.30%, 04/15/23, (3 mo. LIBOR US + 1.000%)(a)	4,295	4,252,308
3.41%, 03/15/23, (3 mo. LIBOR US + 1.000%)(a)	8,158	8,109,052
Siemens Financieringsmaatschappij NV
2.75%, 03/16/20, (3 mo. LIBOR US + 0.340%)(a)(c)	15,665	15,687,558
2.77%, 09/13/19, (3 mo. LIBOR US + 0.320%)(a)(c)	8,795	8,798,694
3.02%, 03/16/22, (3 mo. LIBOR US + 0.610%)(a)(c)	22,120	22,215,116
Textron Inc., 3.10%, 11/10/20 (Call 08/12/19), (3 mo. LIBOR US + 0.550%)(a)	2,408	2,400,583

		70,600,309

Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(a)	8,298	8,463,711
Comcast Corp.
2.65%, 10/01/20, (3 mo. LIBOR US + 0.330%)(a)	26,855	26,901,996
2.76%, 10/01/21, (3 mo. LIBOR US + 0.440%)(a)	37,775	37,928,367
2.93%, 04/15/24, (3 mo. LIBOR US + 0.630%)(a)	8,495	8,547,329
Discovery Communications LLC, 3.10%, 09/20/19, (3 mo. LIBOR US + 0.710%)(a)	3,568	3,570,961
NBCUniversal Enterprise Inc., 2.72%, 04/01/21, (3 mo. LIBOR US + 0.400%)(a)(c)	29,085	29,177,781
TWDC Enterprises 18 Corp.
2.63%, 03/04/20, (3 mo. LIBOR US + 0.130%)(a)	11,648	11,654,174
2.67%, 06/05/20, (3 mo. LIBOR US + 0.190%)(a)(b)	13,109	13,124,338
2.89%, 03/04/22, (3 mo. LIBOR US + 0.390%)(a)(b)	8,914	8,949,032

		148,317,689

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 1.8%
BP Capital Markets PLC, 2.77%, 11/24/20, (3 mo. LIBOR US + 0.250%)(a)(b)	$2,500	$2,503,800
Chevron Corp.
2.73%, 03/03/20, (3 mo. LIBOR US + 0.210%)(a)(b)	12,539	12,552,041
2.93%, 11/15/19, (3 mo. LIBOR US + 0.410%)(a)(b)	13,162	13,176,741
3.00%, 03/03/22, (3 mo. LIBOR US + 0.480%)(a)(b)	7,898	7,944,677
3.05%, 11/15/21, (3 mo. LIBOR US + 0.530%)(a)	466	470,199
3.05%, 03/03/22, (3 mo. LIBOR US + 0.530%)(a)	10,925	11,001,038
ConocoPhillips Co., 3.42%, 05/15/22, (3 mo. LIBOR US + 0.900%)(a)	9,046	9,145,506
EQT Corp., 3.09%, 10/01/20 (Call 08/16/19), (3 mo. LIBOR US + 0.770%)(a)	13,755	13,747,985
Exxon Mobil Corp., 2.84%, 03/06/22, (3 mo. LIBOR US + 0.370%)(a)(b)	12,625	12,701,381
Petroleos Mexicanos, 6.10%, 03/11/22, (3 mo. LIBOR US + 3.650%)(a)(b)	37,179	37,571,238
Phillips 66
3.05%, 04/15/20 (Call 09/03/19), (3 mo. LIBOR US + 0.750%)(a)(c)	6,055	6,056,211
3.12%, 02/26/21 (Call 08/16/19), (3 mo. LIBOR US + 0.600%)(a)	11,596	11,594,377
Shell International Finance BV
2.79%, 09/12/19, (3 mo. LIBOR US + 0.350%)(a)	14,281	14,288,712
2.94%, 11/13/23, (3 mo. LIBOR US + 0.400%)(a)	12,394	12,388,423
2.99%, 05/11/20, (3 mo. LIBOR US + 0.450%)(a)(b)	10,369	10,396,685

		175,539,014

Pharmaceuticals — 2.5%
Allergan Funding SCS, 3.69%, 03/12/20, (3 mo. LIBOR US + 1.255%)(a)	9,795	9,851,419
AstraZeneca PLC
3.07%, 06/10/22, (3 mo. LIBOR US + 0.620%)(a)	2,325	2,325,396
3.19%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)(b)	17,735	17,704,673
Bayer U.S. Finance II LLC
2.98%, 06/25/21 (Call 05/25/21), (3 mo. LIBOR US + 0.630%)(a)(b)(c)	25,690	25,697,964
3.42%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(b)(c)	24,435	24,467,254
Cardinal Health Inc., 3.18%, 06/15/22, (3 mo. LIBOR US + 0.770%)(a)(b)	7,794	7,771,787
Cigna Crop.
2.76%, 03/17/20, (3 mo. LIBOR US + 0.350%)(a)(c)	20,000	20,013,400
3.06%, 09/17/21 (Call 09/17/19), (3 mo. LIBOR US + 0.650%)(a)(c)	16,595	16,601,140
3.19%, 07/15/23 (Call 06/15/23), (3 mo. LIBOR US + 0.890%)(a)(c)	24,070	24,109,956
CVS Health Corp.
3.08%, 03/09/20, (3 mo. LIBOR US + 0.630%)(a)	8,180	8,200,859
3.17%, 03/09/21, (3 mo. LIBOR US + 0.720%)(a)	19,033	19,117,887
Express Scripts Holding Co., 3.27%, 11/30/20 (Call 08/16/19), (3 mo. LIBOR US + 0.750%)(a)(b)	11,700	11,697,894
GlaxoSmithKline Capital PLC, 2.88%, 05/14/21, (3 mo. LIBOR US + 0.350%)(a)	14,875	14,910,700
Merck & Co. Inc., 2.92%, 02/10/20, (3 mo. LIBOR US + 0.375%)(a)	21,070	21,109,823
Pfizer Inc., 2.74%, 09/15/23, (3 mo. LIBOR US + 0.330%)(a)	13,970	13,961,199
Zoetis Inc., 2.96%, 08/20/21, (3 mo. LIBOR US + 0.440%)(a)	9,770	9,723,104

		247,264,455

Security	Par (000)	Value

Pipelines — 0.3%
Enbridge Inc.
2.74%, 01/10/20, (3 mo. LIBOR US + 0.400%)(a)	$15,465	$15,469,794
3.11%, 06/15/20, (3 mo. LIBOR US + 0.700%)(a)	5,783	5,798,614
Spectra Energy Partners LP, 3.18%, 06/05/20, (3 mo. LIBOR US + 0.700%)(a)(b)	4,465	4,477,502
TransCanada PipeLines Ltd., 2.79%, 11/15/19, (3 mo. LIBOR US + 0.275%)(a)(b)	6,426	6,428,763

		32,174,673

Real Estate Investment Trusts — 0.1%
AvalonBay Communities Inc., 2.73%, 01/15/21 (Call 08/16/19), (3 mo. LIBOR US + 0.430%)(a)(b)	9,740	9,732,305
SL Green Operating Partnership LP, 3.50%, 08/16/21 (Call 08/16/19), (3 mo. LIBOR US + 0.980%)(a)	680	679,973

		10,412,278

Retail — 0.8%
Dollar Tree Inc., 3.00%, 04/17/20 (Call 08/16/19), (3 mo. LIBOR US + 0.700%)(a)	11,091	11,091,776
Home Depot Inc. (The)
2.63%, 06/05/20, (3 mo. LIBOR US + 0.150%)(a)	7,492	7,500,541
2.83%, 03/01/22, (3 mo. LIBOR US + 0.310%)(a)	10,255	10,275,510
Lowe’s Companies Inc., 2.87%, 09/10/19, (3 mo. LIBOR US + 0.420%)(a)	10,200	10,206,120
McDonald’s Corp., 2.69%, 10/28/21, (3 mo. LIBOR US + 0.430%)(a)	4,429	4,422,622
Walmart Inc.
2.28%, 10/09/19, (3 mo. LIBOR US - 0.030%)(a)(b)	6,405	6,405,000
2.38%, 06/23/20, (3 mo. LIBOR US + 0.040%)(a)(b)	16,661	16,662,166
2.57%, 06/23/21, (3 mo. LIBOR US + 0.230%)(a)	11,240	11,274,170

		77,837,905

Semiconductors — 0.5%
Intel Corp.
2.62%, 05/11/20, (3 mo. LIBOR US + 0.080%)(a)	11,475	11,478,672
2.89%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)	17,758	17,817,667
QUALCOMM Inc., 3.00%, 01/30/23, (3 mo. LIBOR US + 0.730%)(a)(b)	16,009	16,020,206

		45,316,545

Software — 0.1%
Oracle Corp., 2.81%, 10/08/19, (3 mo. LIBOR US + 0.510%)(a)(b)	12,436	12,447,690

Telecommunications — 2.6%
AT&T Inc.
2.95%, 01/15/20, (3 mo. LIBOR US + 0.650%)(a)(b)	26,031	26,086,185
3.25%, 07/15/21, (3 mo. LIBOR US + 0.950%)(a)	47,248	47,667,090
3.26%, 06/30/20, (3 mo. LIBOR US + 0.930%)(a)(b)	24,332	24,483,102
3.27%, 06/01/21, (3 mo. LIBOR US + 0.750%)(a)	23,441	23,552,813
3.62%, 06/12/24, (3 mo. LIBOR US + 1.180%)(a)	34,000	34,626,620
Deutsche Telekom International Finance BV, 2.88%, 01/17/20, (3 mo. LIBOR US + 0.580%)(a)(c)	10,820	10,833,417
Verizon Communications Inc.
2.89%, 08/15/19, (3 mo. LIBOR US + 0.370%)(a)(b)	8,190	8,191,802
3.07%, 05/22/20, (3 mo. LIBOR US + 0.550%)(a)	22,072	22,145,279
3.41%, 03/16/22, (3 mo. LIBOR US + 1.000%)(a)	29,259	29,710,174
Vodafone Group PLC, 3.31%, 01/16/24, (3 mo. LIBOR US + 0.990%)(a)(b)	21,545	21,737,397

		249,033,879

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 0.3%
United Parcel Service Inc.
2.47%, 04/01/21, (3 mo. LIBOR US + 0.150%)(a)	$11,170	$11,155,702
2.77%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)	4,385	4,396,445
2.90%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)	13,607	13,673,947

		29,226,094

Trucking & Leasing — 0.0%
Aviation Capital Group LLC
2.94%, 07/30/21, (3 mo. LIBOR US + 0.670%)(a)(c)	510	510,566
3.47%, 06/01/21, (3 mo. LIBOR US + 0.950%)(a)(c)	40	40,164
GATX Corp., 3.29%, 11/05/21, (3 mo. LIBOR US + 0.720%)(a)	2,485	2,483,906

		3,034,636

Total Corporate Bonds & Notes — 85.7% (Cost: $8,304,142,688)		8,315,583,493

Foreign Government Obligations(f)

Canada — 0.6%
CPPIB Capital Inc., 2.35%, 10/16/20, (3 mo. LIBOR US + 0.030%)(a)(c)	50	50,003
Export Development Canada
2.26%, 10/18/19, (3 mo. LIBOR US - 0.040%)(a)(c)	12,000	11,999,880
2.55%, 08/13/19, (3 mo. LIBOR US + 0.010%)(a)(b)(c)	20,220	20,222,022
2.65%, 11/23/20, (3 mo. LIBOR US + 0.130%)(a)(c)	16,880	16,903,632
2.84%, 03/02/20, (3 mo. LIBOR US + 0.320%)(a)(c)	20	20,041
Province of Quebec Canada, 2.52%, 09/21/20, (3 mo. LIBOR US + 0.130%)(a)	5,650	5,656,215

		54,851,793

Finland — 0.3%
Municipality Finance PLC
2.28%, 10/26/20, (3 mo. LIBOR US + 0.010%)(a)(c)	160	159,954
2.58%, 02/17/21, (3 mo. LIBOR US + 0.050%)(a)(c)	20	20,004
2.74%, 02/07/20, (3 mo. LIBOR US + 0.170%)(a)(c)	32,450	32,475,311

		32,655,269

Japan — 0.4%
Japan Bank for International Cooperation
2.67%, 07/21/20, (3 mo. LIBOR US + 0.390%)(a)	17,050	17,101,832
3.00%, 06/01/20, (3 mo. LIBOR US + 0.480%)(a)	12,385	12,429,462
3.09%, 02/24/20, (3 mo. LIBOR US + 0.570%)(a)	7,960	7,983,880

		37,515,174

Norway — 1.1%
Kommunalbanken AS
2.48%, 03/17/20, (3 mo. LIBOR US + 0.070%)(a)(c)	24,150	24,160,868
2.48%, 03/12/21, (3 mo. LIBOR US + 0.040%)(a)(b)(c)	33,970	33,975,095
2.58%, 09/08/21, (3 mo. LIBOR US + 0.130%)(a)(c)	26,900	26,939,274
2.74%, 06/16/20, (3 mo. LIBOR US + 0.330%)(a)(c)	16,196	16,240,701

		101,315,938

South Korea — 0.7%
Export-Import Bank of Korea
2.74%, 10/21/19, (3 mo. LIBOR US + 0.460%)(a)	23,040	23,047,373
3.10%, 06/01/21, (3 mo. LIBOR US + 0.575%)(a)(b)	2,930	2,937,647
3.18%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)(b)	8,060	8,165,667
3.30%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	11,550	11,650,254
Series 5, 3.15%, 01/25/22, (3 mo. LIBOR US + 0.875%)(a)	19,165	19,336,718
Korea Development Bank (The), 2.99%, 03/12/21, (3 mo. LIBOR US + 0.550%)(a)	1,020	1,022,519

		66,160,178

Security	Par/ Shares (000)	Value

Supranational — 8.1%
African Development Bank, 2.60%, 06/15/20, (3 mo. LIBOR US + 0.190%)(a)	$13,765	$13,787,850
Asian Development Bank
2.42%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)(b)	50,024	50,024,000
2.46%, 03/16/21, (3 mo. LIBOR US + 0.050%)(a)(b)	26,245	26,246,837
2.60%, 06/16/21, (3 mo. LIBOR US + 0.190%)(a)(b)	56,945	57,131,210
2.84%, 02/26/20, (3 mo. LIBOR US + 0.320%)(a)(b)	24,369	24,420,175
European Bank for Reconstruction & Development
2.34%, 03/23/20, (3 mo. LIBOR US)(a)(b)	20,020	20,020,000
2.45%, 01/10/20, (3 mo. LIBOR US + 0.110%)(a)	12,808	12,815,044
2.53%, 11/19/20, (3 mo. LIBOR US + 0.010%)(a)	4,070	4,069,715
2.55%, 05/11/22, (3 mo. LIBOR US + 0.010%)(a)	910	909,782
European Investment Bank
2.36%, 01/27/20, (3 mo. LIBOR US + 0.100%)(a)(c)	10,345	10,349,759
2.40%, 01/19/23, (3 mo. LIBOR US + 0.100%)(a)(b)(c)	19,825	19,856,918
2.45%, 03/24/21, (3 mo. LIBOR US + 0.110%)(a)(c)	26,575	26,619,646
Inter-American Development Bank
2.30%, 01/15/22, (3 mo. LIBOR US)(a)	5,915	5,910,209
2.26%, 10/25/21, (3 mo. LIBOR US - 0.020%)(a)	41,610	41,568,806
2.31%, 07/15/20, (3 mo. LIBOR US + 0.010%)(a)(b)	35,080	35,080,702
2.37%, 10/09/20, (3 mo. LIBOR US)(a)	50,864	50,832,464
2.37%, 07/15/22, (3 mo. LIBOR US + 0.070%)(a)	68,355	68,393,962
2.50%, 07/15/21, (3 mo. LIBOR US + 0.200%)(a)	55,196	55,408,505
2.52%, 10/15/20, (3 mo. LIBOR US + 0.220%)(a)	25,170	25,230,660
2.62%, 04/15/20, (3 mo. LIBOR US + 0.320%)(a)(d)	22,575	22,626,697
International Bank for Reconstruction & Development
2.49%, 08/19/19, (1 mo. LIBOR US + 0.195%)(a)	5,650	5,650,735
2.40%, 10/13/20, (3 mo. LIBOR US + 0.100%)(a)	30,397	30,428,005
2.82%, 02/11/21, (3 mo. LIBOR US + 0.280%)(a)	39,670	39,846,928
International Finance Corp.
2.42%, 12/15/20, (3 mo. LIBOR US + 0.010%)(a)(b)	43,190	43,194,751
2.48%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)(b)	60,753	60,833,801
2.59%, 12/15/21, (3 mo. LIBOR US + 0.180%)(a)	37,337	37,486,721

		788,743,882

Total Foreign Government Obligations — 11.2% (Cost: $1,080,840,755)		1,081,242,234

U.S. Government Obligations

U.S. Government Obligations — 2.3%
U.S. Treasury Floating Rate Note, 2.13%, 10/31/20, (3 mo.Treasury money market yield + 0.045%)(a)	225,000	224,652,559

Total U.S. Government Obligations — 2.3% (Cost: $224,855,962)		224,652,559

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(g)(h)(i)	194,494	194,591,681

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(g)(h)	126,833	$126,833,000

		321,424,681

Total Short-Term Investments — 3.3% (Cost: $321,333,207)		321,424,681

Total Investments in Securities — 102.5% (Cost: $9,931,172,612)		9,942,902,967

Other Assets, Less Liabilities — (2.5)%		(240,103,697)

Net Assets — 100.0%		$9,702,799,270

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	All or a portion of this security is on loan.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	270,591	—	(76,097	)(a)	194,494	$194,591,681	$592,744	(b)	$29,178	$60,161
BlackRock Cash Funds: Treasury, SL Agency Shares	160,265	—	(33,432	)(a)	126,833	126,833,000	3,021,948		—	—
PNC Bank N.A.
2.53%, 01/22/21(c)	8,600	6,250	(250)		14,600	N/A	212,339		177	16,036
2.72%, 12/07/18(c)	8,713	—	(8,713)		—	N/A	21,259		2	43
2.76%, 07/27/22(c)	17,600	6,500	(1,000)		23,100	N/A	395,322		(8,881)	116,056
2.88%, 05/19/20(c)	9,395	750	(750)		9,395	N/A	197,599		(1,509)	8,395

						$321,424,681	$4,441,211		$18,967	$200,691

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$8,315,583,493	$—	$8,315,583,493
Foreign Government Obligations	—	1,081,242,234	—	1,081,242,234
U.S. Government Obligations	—	224,652,559	—	224,652,559
Money Market Funds	321,424,681	—	—	321,424,681

	$321,424,681	$9,621,478,286	$—	$9,942,902,967

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate